Accounting Information and Policies	12 Months Ended
Dec. 31, 2018
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Accounting Information and Policies

1. ACCOUNTING INFORMATION AND POLICIES

The accounting policies adopted are the same as those which were applied for the previous financial year, except as set out below under the heading ‘Recent accounting developments’.

UNILEVER

The two parent companies, NV and PLC, together with their group companies, operate as a single economic entity (the Unilever Group, also referred to as Unilever or the Group). NV and PLC have the same Directors and are linked by a series of agreements, including an Equalisation Agreement, which are designed so that the positions of the shareholders of both companies are as closely as possible the same as if they held shares in a single company.

The Equalisation Agreement provides that both companies adopt the same accounting principles. It also requires that dividends and other rights and benefits attaching to each ordinary share of NV, be equal in value to those rights and benefits attaching to each ordinary share of PLC, as if each such unit of capital formed part of the ordinary share capital of one and the same company.

BASIS OF CONSOLIDATION

Due to the operational and contractual arrangements referred to above, NV and PLC form a single reporting entity for the purposes of presenting consolidated financial statements. Accordingly, the financial statements of Unilever are presented by both NV and PLC as their respective consolidated financial statements. Group companies included in the consolidation are those companies controlled by NV or PLC. Control exists when the Group has the power to direct the activities of an entity so as to affect the return on investment.

The net assets and results of acquired businesses are included in the consolidated financial statements from their respective dates of acquisition, being the date on which the Group obtains control. The results of disposed businesses are included in the consolidated financial statements up to their date of disposal, being the date control ceases.

Intra-group transactions and balances are eliminated.

COMPANIES LEGISLATION AND ACCOUNTING STANDARDS

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union (EU) and IFRIC Interpretations. They are also in compliance with IFRS as issued by the International Accounting Standards Board (IASB).

These financial statements are prepared under the historical cost convention unless otherwise indicated.

These financial statements have been prepared on a going concern basis. Refer to the going concern statement on page 66.

ACCOUNTING POLICIES

Accounting policies are included in the relevant notes to the consolidated financial statements. These are presented as text highlighted in grey on pages 79 to 127. The accounting policies below are applied throughout the financial statements.

FOREIGN CURRENCIES

The consolidated financial statements are presented in euros. The functional currencies of NV and PLC are euros and sterling respectively. Items included in the financial statements of individual group companies are recorded in their respective functional currency which is the currency of the primary economic environment in which each entity operates.

Foreign currency transactions in individual group companies are translated into functional currency using exchange rates at the date of the transaction. Foreign exchange gains and losses from settlement of these transactions, and from translation of monetary assets and liabilities at year-end exchange rates, are recognised in the income statement except when deferred in equity as qualifying hedges.

In preparing the consolidated financial statements, the balances in individual group companies are translated from their functional currency into euros. Apart from the financial statements of group companies in hyperinflationary economies (see below), the income statement, the cash flow statement and all other movements in assets and liabilities are translated at average rates of exchange as a proxy for the transaction rate, or at the transaction rate itself if more appropriate. Assets and liabilities are translated at year-end exchange rates.

The financial statements of group companies whose functional currency is the currency of a hyperinflationary economy are adjusted for inflation and then translated into euros. Amounts shown for prior years for comparative purposes are not modified. To determine the existence of hyperinflation, the Group assesses the qualitative and quantitative characteristics of the economic environment of the country, such as the cumulative inflation rate over the previous three years.

The ordinary share capital of NV and PLC is translated in accordance with the Equalisation Agreement. The difference between the value for PLC and the value by applying the year-end rate of exchange is taken to other reserves (see note 15B on page 106).

The effect of exchange rate changes during the year on net assets of foreign operations is recorded in equity. For this purpose net assets include loans between group companies and any related foreign exchange contracts where settlement is neither planned nor likely to occur in the foreseeable future.

The Group applies hedge accounting to certain exchange differences arising between the functional currencies of a foreign operation and NV or PLC as appropriate, regardless of whether the net investment is held directly or through an intermediate parent. Differences arising on retranslation of a financial liability designated as a foreign currency net investment hedge are recorded in equity to the extent that the hedge is effective. These differences are reported within profit or loss to the extent that the hedge is ineffective.

Cumulative exchange differences arising since the date of transition to IFRS of 1 January 2004 are reported as a separate component of other reserves. In the event of disposal or part disposal of an interest in a group company either through sale or as a result of a repayment of capital, the cumulative exchange difference is recognised in the income statement as part of the profit or loss on disposal of group companies.

CLASSIFICATION OF ARGENTINA AS A HYPER-INFLATIONARY ECONOMY

The Argentinian economy was designated as hyperinflationary from

1 July 2018. As a result, application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ has been applied to all Unilever entities whose functional currency is the Argentinian Peso. IAS 29 requires that adjustments are applicable from the start of the relevant entity’s reporting period. For Unilever that is from 1 January 2018. The application of IAS 29 includes:

•	Adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date;

•	Adjustment of the income statement for inflation during the reporting period;

•	The income statement is translated at the period end foreign exchange rate instead of an average rate; and

•	Adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.

The main effects on the Group consolidated financial statements for 2018 are:

•	Total assets increased by €538 million driven by an increase of €369 million to goodwill (see note 9) and €171 million due to property, plant and equipment (see note 10);

•	Opening retained profit increased by €393 million reflecting the impact of adjusting the historical cost of non-monetary assets and liabilities from the date of their initial recognition to 1 January 2018 for the effect of inflation;

•	Turnover is reduced by €75 million;

•	Operating profit is reduced by €37 million; and

•	A net monetary gain of €122 million is recognised from the inflation and exchange rate movements in the year on the net monetary items held in Argentinian Peso.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of financial statements requires management to make judgements and estimates in the application of accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and judgements are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable. Revisions to accounting estimates are recognised in the period in which the estimate is revised and in any future period affected.

The following judgements are those that management believe have the most significant effect on the amounts recognised in the Group’s financial statements:

•	Separate presentation of items in the income statement – certain items of income or expense are presented separately as non-underlying items. These are excluded in several of our performance measures, including underlying operating profit and underlying earnings per share due to their nature and/or frequency of occurrence. See note 3 for further details.

•	Utilisation of tax losses and recognition of other deferred tax assets – The Group operates in many countries and is subject to taxes in numerous jurisdictions. Management uses judgement to assess the recoverability of tax assets such as whether there will be sufficient future taxable profits to utilise losses – see note 6B.

•	Likelihood of occurrence of provisions and contingent liabilities – events can occur where there is uncertainty over future obligations. Judgement is required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognised and further judgement is used to determine the level of the provision. Where it is possible but not probable, further judgement is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgement is used to determine the contingent liability disclosed. Unilever does not have provisions and contingent liabilities for the same matters. External advice is obtained for any material cases. See notes 6A, 19 and 20.

The following estimates are those that management believe have the most significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are:

•	Measurement of defined benefit obligations – the valuations of the Group’s defined benefit pension plan obligations are dependent on a number of assumptions. These include discount rates, inflation and life expectancy of scheme members. Details of these assumptions and sensitivities are in note 4B.

•	Assumptions used in discounted cash flow projections – estimates of future business performance, cash generation, long-term growth and discount rates are used in our assessment of impairment of assets at the balance sheet date. Details of the estimates used in the impairment reviews for significant cash generating units are set out in note 9; no reasonably plausible changes in a key assumption would cause an impairment.

•	Measurement of consideration and assets and liabilities acquired as part of business combinations – contingent consideration depends on an acquired business achieving targets within a fixed period. Estimates of future performance are required to calculate the obligations at the time of acquisition and at each subsequent reporting date. See note 21 for further information. Additionally, estimates are required to value the assets and liabilities acquired in business combinations. Intangible assets such as brands are commonly a core part of an acquired business as they allow us to obtain more value than would otherwise be possible.

RECENT ACCOUNTING DEVELOPMENTS

ADOPTED BY THE GROUP

The Group applied for the first-time amendments to the following standards from 1 January 2018.

APPLICABLE	KEY REQUIREMENTS	IMPACT ON GROUP
STANDARD
IFRS 9 ‘Financial Instruments’

This standard introduces new requirements in three areas:

Classification and measurement:

Financial assets are now classified based on

1) the objective of the Group in holding the asset and

2) the contractual cash flows.

Impairment:

A new expected credit loss model is used for calculating impairment on financial assets. A loss event does not have to occur before credit losses are recognised.

Hedge accounting:

New general hedge accounting requirements allow hedge accounting based on the Group’s risk management policies rather than only prescribed scenarios.

On 1 January 2018, the Group adopted IFRS 9 ‘Financial Instruments’, which replaced IAS 39 ‘Financial Instruments – Recognition and Measurement’. As there was no material impact from the adoption of this standard, the Group has not restated the comparative information relating to prior years.

Classification and measurement:

On 1 January 2018, the Group reclassified its financial assets to the new categories based on the Group’s reason for holding the assets and the nature of the cash flows from the assets. See note 17A for further information. There were no changes to the classification or measurement of the Group’s financial liabilities.

Impairment:

From 1 January 2018, the Group implemented an expected credit loss impairment model for financial assets. For trade receivables, the calculation methodology has been updated to consider expected losses based on ageing profile. The adoption of the expected loss approach has not resulted in a material change in impairment provision for any financial asset.

Hedge accounting:

The Group applied the hedge accounting requirements of IFRS 9 prospectively. At the date of initial application all of the Group’s existing hedge relationships were eligible to be treated as continuing hedge relationships.

APPLICABLE	KEY REQUIREMENTS	IMPACT ON GROUP
STANDARD
IFRS 15 ‘Revenue from Contracts with Customers’	The standard clarifies the accounting for bundled services and identifying each ‘performance obligation’ in contractual arrangements. It also provides more guidance on the measurement of revenue contracts which have discounts, rebates, payments to suppliers and consignment stock.	On 1 January 2018 the Group adopted IFRS 15 ‘Revenue from Contracts with Customers’ with no impact as the accounting policies were already in line with the new standard.

All other standards or amendments to standards that have been issued by the IASB and were effective by 1 January 2018 were not applicable to Unilever.

NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS THAT ARE NOT YET EFFECTIVE AND HAVE NOT BEEN EARLY ADOPTED BY THE GROUP

The following new standards have been released but are not yet adopted by the Group. The expected impact and progress is shown below.

APPLICABLE	KEY REQUIREMENTS OR	IMPLEMENTATION PROGRESS
STANDARD	CHANGES IN ACCOUNTING POLICY	AND EXPECTED IMPACT
IFRS 16 ‘Leases’ Effective from the year ended 31 December 2019 The standard has been endorsed by the EU

This standard changes the recognition, measurement, presentation and disclosure of leases. In particular it requires lessees to record all leases on the balance sheet with exemptions available for low value and short-term leases. At the commencement of a lease, a lessee will recognise lease payments (lease liability) and an asset representing the right to use the asset during the lease term (right-of-use asset). Lessees will subsequently reduce the lease liability when paid and recognise depreciation on the right-of-use asset.

A lease liability is remeasured upon the occurrence of certain events such as a change in the lease term or a change in an index or rate used to determine lease payments. The remeasurement normally also adjusts the right-of-use asset.

The standard has no impact on the actual cash flows of a group. However the standard requires the capitalisation, and subsequent depreciation, of costs that are currently expensed as paid which impacts disclosures of cash flows within the cash flow statement. The amounts currently expensed as operating cash outflows which will instead be capitalised are presented as financing cash outflows.

The preparations for this standard are substantially complete. The Group intends on adopting the ‘full retrospective’ approach and in our 2019 reporting the comparative information relating to prior years will be restated.

The Group has reviewed all relevant contracts to identify leases. This review included an assessment about whether the contract depends on a specific asset, whether the Group obtains substantially all the economic benefits from the use of that asset and whether the Group has the right to direct the use of that asset. Based on this assessment, we calculated the restatement impact as at the transition date. From 1 January 2019 the Group will focus on ensuring that the revised process for identifying and accounting for leases is followed.

The Group intends to use the exemptions provided by IFRS 16 for short-term leases (less than a year) and leases for low-value assets.

The estimated impact of IFRS 16 on the Group’s financial statements at 31 December 2018 is as follows:

Balance sheet:

The Group estimates that the adoption of IFRS 16 will result in an increase in total assets of approximately €1.7 billion, split between land and buildings of €1.3 billion and plant and machinery of €0.4 billion.

Based on the geographies, this is approximately €0.5 billion in Europe, €0.5 billion in The Americas and €0.7 billion in Asia/AMET/ RUB.

Financial liabilities are expected to increase by approximately €1.9 billion.

Income statement:

The Group estimates that the adoption of IFRS 16 will result in increased depreciation of approximately €470 million from the right-of-use assets. This will offset the reduction in operating lease expenses of around €550 million per year, resulting in an overall increase in operating profit of €80 million. Finance costs are expected to increase by approximately €90 million per year due to the interest recognised on lease liabilities.

Statement of Cash Flows:

The Group estimates that the adoption of IFRS 16 will increase cash flows from operating activities by approximately €550 million with a related increase in cash flows used in financing activities of €550 million which relates to lease payments previously expensed as paid.

In addition to the above, based on an initial review the Group does not currently believe adoption of the following standard/amendments will have a material impact on the consolidated results or financial position of the Group.

APPLICABLE	KEY REQUIREMENTS OR
STANDARD	CHANGES IN ACCOUNTING POLICY
IFRIC 23 ‘Uncertainty over income tax treatments’	This interpretation clarifies how entities should reflect uncertainties over income tax treatments, in particular when assessing the outcome a tax authority might reach with full knowledge and information if it were to make an examination. Based on preliminary work, the impact is estimated to be immaterial.

Effective from the year ended 31 December 2019

The IFRIC Interpretation has been endorsed by the EU

IFRS 17 ‘Insurance Contracts’	This standard introduces a new model for accounting for insurance contracts. Work continues to review existing arrangements to determine the impact on adoption. Based on preliminary work the impact is estimated to be immaterial.

Effective from the year ended 31 December 2021

The standard is not yet endorsed by the EU

Amendments to IAS 19 ‘Employee Benefits’	The change requires that following plan amendments, curtailments or settlements, current service and net interest costs for the remainder of the reporting period should be calculated in line with updated actuarial assumptions. The amendment is to be applied prospectively.

Effective from the year ended 31 December 2019

The standard is not yet endorsed by the EU

All other standards or amendments to standards that have been issued by the IASB and are effective from 1 January 2019 onwards are not applicable to Unilever.